Accounts Receivable, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables
Trade receivables	$ 4,530	$ 4,572
Other Receivables	0	31,800
Total	$ 4,530	$ 36,372